Units Outstanding (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Limited Partners' Capital Account [Line Items]
Outstanding, Beginning of Period (in units)	277,600,901	277,847,588	278,115,232
Options exercised (in units)	778,739	0	86,543
Units issued (in units)	0	0	0
Units retired (in units)	(4,747)	246,687	354,187
Units forfeited (in units)	0	0	0
Outstanding, End of Period (in units)	278,374,893	277,600,901	277,847,588
AllianceBernstein Units [Member]
Limited Partners' Capital Account [Line Items]
Units retired (in units)	4,747	(246,687)	(354,187)